Concessions	12 Months Ended
Dec. 31, 2013
Concessions
Concessions

9.                            Concessions

As of December 31, concessions consist of:

	2013	2012

Orbital concessions	$41,740	$41,740
Accumulated amortization	(4,081)	(2,501)
	37,659	39,239
Advance payment for orbital position	1,361	—

	$39,020	$39,239

For the years ended December 31, 2013 and 2012 and for the periods from May 26, 2011 to December 31, 2011 (Successor Registrant) and from January 1, 2011 to May 25 (Predecessor Registrant), amortization of concessions was $1,580, $1,580, $922 and $547, respectively.

a.                            Orbital Concessions and Facilities

In October 1997, the Mexican federal government granted to Satmex the rights to three concessions (the “Concessions”) for an initial 20-year term to operate in the orbital slots 113.0° W.L., 116.8° W.L., and 114.9° W.L. In May 2011, extension of the Orbital Concessions was granted by the Mexican federal government for an additional term until 2037, without payment of any additional consideration. Satmex has the right to an additional 20-year extension, at a certain cost to Satmex, to be determined by the Mexican government, as long as Satmex meets certain conditions, as discussed below.

In order to extend the orbital concession term, Satmex must comply with all obligations established by the concession documents, solicit extension of the concession before the beginning of the fifth term of the concession, must obtain approval from the Mexican Secretary of Communication and Transportation (“SCT”) of the technical and operating characteristics of any new satellites, and must guarantee the occupation and use of the orbital slots during the concession’s original and extended terms.

In accordance with the Ley Federal de Telecomunicaciones (Federal Law of Telecommunications or “LFT”), concessionaries are required to maintain the satellite control centers within Mexican territory.

The satellites are monitored, controlled and operated through two control centers, one of them is located in the east side of Mexico City, and the other one is located in Hermosillo, Sonora. The land and related facilities of the first control center and the land of the second control center are the property of the Mexican federal government.

Use of the land and facilities where the control centers are located that are property of the Mexican federal government was granted to the Company through a concession for a 40-year term, for which the Company pays a fee, which is adjusted every five years by the Secretaría de la Función Pública (The Ministry of Public Administration) (see Note 18g).

The terms of the concessions are subject to certain legal provisions regarding assignment or transfer of rights. According to Mexican Law, Satmex is not allowed to transfer the concessions to any foreign country or state. If the Mexican federal government expropriates them, the Company is entitled to liquidation or resignation of their rights. As of December 31, 2013, the Company has complied with the obligations established in the concession titles.